Schedule of Marketable Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 7,328	$ 7,599
Gross Unrealized Gains	76	35
Gross Unrealized Losses	(379)	(451)
Estimated Fair Value	7,025	7,183
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	2,790	2,529
Gross Unrealized Gains	15	9
Gross Unrealized Losses	(149)	(171)
Estimated Fair Value	2,655	2,367
Mutual Fund [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	4,539	4,540
Gross Unrealized Gains	61	23
Gross Unrealized Losses	(230)	(280)
Estimated Fair Value	$ 4,370	4,283
US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost		530
Gross Unrealized Gains		3
Gross Unrealized Losses
Estimated Fair Value		$ 533